Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Allowance for Doubtful Accounts [Table Text Block]
The activity in the allowance for doubtful accounts is summarized as follows:

	December 31, 2014	December 31, 2013
In millions
Balance, beginning of year	$4.1	$3.8
(Benefit) provision	(0.4)	0.3
Write-offs, credits, and adjustments	(0.6)	—
Balance, end of the period	$3.1	$4.1

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
We record property, plant, and equipment at cost and depreciate it on a straight-line basis over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30